Summary of Significant Accounting Policies and Estimates (Schedule of Antidilutive Securities) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	24,586,942	8,943,897	7,327,787
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	10,791,081	7,555,324	6,531,109
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	13,795,861	1,388,573	796,678